9. Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2018
Cash And Cash Equivalents
Cash and cash equivalents
	2018 $	2017 $	2016 $
Cash at bank and in hand	102,705	147,673	271,158
Short-term bank deposits	92,896	240,167	1,129,380
	195,601	387,840	1,400,538